GOLDMAN SACHS EQUITY INCOME FUND
Schedule of Investments
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.9%
Aerospace & Defense – 2.3%
30,698 General Electric Co. $ 5,069,468
17,300 L3Harris Technologies, Inc. 3,889,559
8,959,027
Air Freight & Logistics – 1.3%
36,448 United Parcel Service, Inc.,
Class B 5,063,721
Banks – 8.6%
219,634 Bank of America Corp. 8,783,164
100,626 Citigroup, Inc. 6,270,006
152,876 Huntington Bancshares, Inc. 2,128,034
76,720 JPMorgan Chase & Co. 15,545,773
32,726,977
Beverages – 2.4%
101,168 Coca-Cola Co. (The) 6,366,502
38,379 Coca-Cola Europacific Partners
PLC (United Kingdom) 2,828,916
9,195,418
Biotechnology – 2.1%
25,711 Amgen, Inc. 7,863,709
Capital Markets – 5.9%
3,470 BlackRock, Inc. 2,678,944
41,035 Blackstone, Inc. 4,944,718
52,487 KKR & Co., Inc. 5,397,763
51,455 Morgan Stanley 5,034,357
73,325 Nasdaq, Inc. 4,328,375
22,384,157
Chemicals – 2.4%
21,220 Linde PLC 9,241,734
Commercial Services & Supplies – 1.7%
35,628 Republic Services, Inc. 6,597,949
Communications Equipment – 1.7%
140,340 Cisco Systems, Inc. 6,525,810
Construction & Engineering – 0.6%
74,382 Vinci SA ADR (France) 2,313,280
Consumer Finance – 1.7%
26,999 American Express Co. 6,479,760
Consumer Staples Distribution & Retail – 2.2%
127,208 Walmart, Inc. 8,365,198
Diversified Telecommunication Services – 1.5%
318,712 AT&T, Inc. 5,806,933
Electric Utilities – 1.7%
47,577 NextEra Energy, Inc. 3,807,112
49,807 Xcel Energy, Inc. 2,761,798
6,568,910
Electrical Equipment – 2.1%
24,413 Eaton Corp. PLC 8,125,867
Financial Services – 1.1%
14,741 Visa, Inc., Class A 4,016,333
Food Products – 1.8%
36,736 General Mills, Inc. 2,525,600
Shares Description Value
aa
Common Stocks – (continued)
Food Products – (continued)
124,928 Kraft Heinz Co. (The) $ 4,418,703
6,944,303
Ground Transportation – 0.9%
14,527 Norfolk Southern Corp. 3,265,670
Health Care Equipment & Supplies – 2.5%
58,103 Abbott Laboratories 5,937,546
29,576 Zimmer Biomet Holdings, Inc. 3,405,676
9,343,222
Health Care Providers & Services – 0.8%
49,332 CVS Health Corp. 2,940,187
Health Care REITs – 0.8%
158,493 Healthpeak Properties, Inc. REIT 3,154,011
Hotels, Restaurants & Leisure – 1.1%
15,682 McDonald's Corp. 4,059,913
Household Products – 2.1%
48,498 Procter & Gamble Co. (The) 7,979,861
Industrial Conglomerates – 1.5%
28,258 Honeywell International, Inc. 5,713,485
Insurance – 4.2%
34,298 Allstate Corp. (The) 5,745,601
24,285 Marsh & McLennan Cos., Inc. 5,041,080
25,141 Progressive Corp. (The) 5,309,277
16,095,958
Interactive Media & Services – 1.0%
7,753 Meta Platforms, Inc., Class A 3,619,333
IT Services – 0.9%
11,383 Accenture PLC, Class A 3,213,307
Life Sciences Tools & Services – 1.7%
25,631 Danaher Corp. 6,582,041
Machinery – 3.2%
16,532 Caterpillar, Inc. 5,596,412
16,652 Illinois Tool Works, Inc. 4,042,273
30,857 Stanley Black & Decker, Inc. 2,689,805
12,328,490
Media – 2.1%
48,677 Comcast Corp., Class A 1,948,540
56,987 New York Times Co. (The),
Class A 2,917,734
32,759 Omnicom Group, Inc. 3,045,277
7,911,551
Metals & Mining – 1.5%
80,884 Rio Tinto PLC ADR (Australia) 5,669,968
Multi-Utilities – 3.1%
48,043 Ameren Corp. 3,524,915
56,473 CMS Energy Corp. 3,553,846
38,327 Dominion Energy, Inc. 2,066,592
47,395 National Grid PLC ADR (United
Kingdom) 2,742,274
11,887,627
Oil, Gas & Consumable Fuels – 7.3%
57,673 ConocoPhillips 6,717,751

GOLDMAN SACHS EQUITY INCOME FUND
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
36,995 EOG Resources, Inc. $ 4,607,727
108,028 Exxon Mobil Corp. 12,667,364
52,054 Shell PLC ADR 3,788,490
27,781,332
Personal Care Products – 1.0%
201,814 Kenvue, Inc. 3,895,010
Pharmaceuticals – 6.1%
84,891 AstraZeneca PLC ADR (United
Kingdom) 6,623,196
147,664 Bristol-Myers Squibb Co. 6,067,514
4,012 Eli Lilly & Co. 3,291,204
48,866 Johnson & Johnson 7,167,176
23,149,090
Residential REITs – 1.0%
20,778 AvalonBay Communities, Inc.
REIT 4,003,505
Retail REITs – 0.7%
41,604 Regency Centers Corp. REIT 2,554,485
Semiconductors & Semiconductor Equipment – 3.9%
4,324 KLA Corp. 3,284,208
80,637 Marvell Technology, Inc. 5,548,632
29,752 Texas Instruments, Inc. 5,801,937
14,634,777
Software – 3.4%
10,270 Microsoft Corp. 4,263,385
47,428 Oracle Corp. 5,558,087
12,744 Salesforce, Inc. 2,987,704
12,809,176
Specialized REITs – 2.2%
15,800 American Tower Corp. REIT 3,092,692
35,829 Digital Realty Trust, Inc. REIT 5,207,387
8,300,079
Specialty Retail – 1.0%
16,695 Lowe’s Cos., Inc. 3,694,437
Technology Hardware, Storage & Peripherals – 1.8%
47,890 Dell Technologies, Inc., Class C 6,683,528
Textiles, Apparel & Luxury Goods – 1.1%
44,637 NIKE, Inc., Class B 4,242,747
Trading Companies & Distributors – 1.2%
70,476 Fastenal Co. 4,650,007
Water Utilities – 0.7%
21,532 American Water Works Co., Inc. 2,815,740
TOTAL INVESTMENTS – 99.9%
(Cost $292,159,799)
$ 380,157,623
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
452,474
NET ASSETS – 100.0%
$ 380,610,097
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS FOCUSED VALUE FUND
Schedule of Investments
May 31, 2024 (Unaudited)
You
**End swaps header**
Shares Description Value
aa
Common Stocks – 97.9%
Air Freight & Logistics – 3.1%
12,196 United Parcel Service, Inc.,
Class B $ 1,694,390
Banks – 7.6%
63,031 Bank of America Corp. 2,520,610
26,872 Citigroup, Inc. 1,674,394
4,195,004
Biotechnology – 2.6%
4,661 Amgen, Inc. 1,425,567
Capital Markets – 5.5%
12,908 KKR & Co., Inc. 1,327,459
28,702 Nasdaq, Inc. 1,694,279
3,021,738
Construction Materials – 1.9%
1,829 Martin Marietta Materials, Inc. 1,046,334
Diversified Telecommunication Services – 4.3%
129,774 AT&T, Inc. 2,364,482
Electrical Equipment – 2.7%
8,557 GE Vernova, Inc.* 1,505,176
Health Care Equipment & Supplies – 4.0%
19,049 Zimmer Biomet Holdings, Inc. 2,193,492
Household Products – 4.7%
27,554 Colgate-Palmolive Co. 2,561,420
Industrial Conglomerates – 3.0%
8,112 Honeywell International, Inc. 1,640,165
Insurance – 4.3%
7,378 Allstate Corp. (The) 1,235,963
5,562 Marsh & McLennan Cos., Inc. 1,154,560
2,390,523
Interactive Media & Services – 4.5%
14,436 Alphabet, Inc., Class A* 2,490,210
Life Sciences Tools & Services – 5.4%
11,534 Danaher Corp. 2,961,931
Machinery – 5.5%
5,622 Caterpillar, Inc. 1,903,159
12,792 Stanley Black & Decker, Inc. 1,115,079
3,018,238
Metals & Mining – 3.1%
32,416 Freeport-McMoRan, Inc. 1,709,296
Multi-Utilities – 4.3%
32,497 Ameren Corp. 2,384,305
Oil, Gas & Consumable Fuels – 6.1%
28,554 Exxon Mobil Corp. 3,348,242
Pharmaceuticals – 6.3%
22,646 AstraZeneca PLC ADR (United
Kingdom) 1,766,841
41,866 Bristol-Myers Squibb Co. 1,720,274
3,487,115
Shares Description Value
aa
Common Stocks – (continued)
Residential REITs – 3.1%
8,814 AvalonBay Communities, Inc.
REIT $ 1,698,282
Semiconductors & Semiconductor Equipment – 5.7%
22,744 Marvell Technology, Inc. 1,565,015
8,118 Texas Instruments, Inc. 1,583,091
3,148,106
Software – 3.4%
7,978 Salesforce, Inc. 1,870,362
Specialty Retail – 4.0%
10,001 Lowe’s Cos., Inc. 2,213,121
Textiles, Apparel & Luxury Goods – 2.8%
16,345 NIKE, Inc., Class B 1,553,592
TOTAL COMMON STOCKS
(Cost $47,265,703)
53,921,091
Shares Dividend Rate Value
aa
Investment Company – 1.9%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,059,324 5.227% 1,059,324
(Cost $1,059,324)
TOTAL INVESTMENTS – 99.8%
(Cost $48,325,027)
$ 54,980,415
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.2%
87,925
NET ASSETS – 100.0%
$ 55,068,340
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS LARGE CAP VALUE FUND
Schedule of Investments
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.3%
Aerospace & Defense – 1.9%
50,900 General Electric Co. $ 8,405,626
Air Freight & Logistics – 1.4%
44,988 United Parcel Service, Inc.,
Class B 6,250,183
Automobiles – 0.9%
85,418 General Motors Co. 3,842,956
Banks – 8.2%
213,453 Bank of America Corp. 8,535,985
114,660 Citigroup, Inc. 7,144,465
75,175 JPMorgan Chase & Co. 15,232,710
30,815 M&T Bank Corp. 4,671,554
35,584,714
Beverages – 1.6%
108,894 Coca-Cola Co. (The) 6,852,699
Biotechnology – 2.5%
20,159 AbbVie, Inc. 3,250,437
19,155 Amgen, Inc. 5,858,557
5,621 Biogen, Inc.* 1,264,388
8,285 BioMarin Pharmaceutical, Inc.* 621,955
10,995,337
Capital Markets – 4.3%
10,065 BlackRock, Inc. 7,770,482
58,796 KKR & Co., Inc. 6,046,581
83,268 Nasdaq, Inc. 4,915,310
18,732,373
Chemicals – 2.3%
15,084 Linde PLC 6,569,384
11,567 Sherwin-Williams Co. (The) 3,514,054
10,083,438
Commercial Services & Supplies – 0.8%
20,832 Waste Connections, Inc. 3,423,114
Construction Materials – 1.1%
8,488 Martin Marietta Materials, Inc. 4,855,815
Consumer Finance – 1.9%
34,654 American Express Co. 8,316,960
Consumer Staples Distribution & Retail – 2.2%
143,851 Walmart, Inc. 9,459,642
Containers & Packaging – 1.2%
73,058 Ball Corp. 5,072,417
Diversified Telecommunication Services – 1.9%
452,743 AT&T, Inc. 8,248,977
Electric Utilities – 1.5%
174,882 Exelon Corp. 6,566,819
Electrical Equipment – 2.9%
22,794 Eaton Corp. PLC 7,586,983
28,382 GE Vernova, Inc.* 4,992,394
12,579,377
Financial Services – 4.3%
22,912 Berkshire Hathaway, Inc., Class
B* 9,494,733
Shares Description Value
aa
Common Stocks – (continued)
Financial Services – (continued)
79,707 Fidelity National Information
Services, Inc. $ 6,048,167
11,519 Visa, Inc., Class A 3,138,467
18,681,367
Food Products – 0.7%
89,638 Kraft Heinz Co. (The) 3,170,496
Ground Transportation – 1.2%
17,251 Old Dominion Freight Line, Inc. 3,023,238
5,506 Saia, Inc.* 2,254,597
5,277,835
Health Care Equipment & Supplies – 5.0%
9,312 Align Technology, Inc.* 2,395,139
106,073 Boston Scientific Corp.* 8,015,937
48,867 Cooper Cos., Inc. (The) 4,608,647
56,970 Zimmer Biomet Holdings, Inc. 6,560,095
21,579,818
Health Care Providers & Services – 1.0%
73,777 CVS Health Corp. 4,397,109
Health Care REITs – 0.6%
19,941 Alexandria Real Estate Equities,
Inc. REIT 2,372,979
Household Products – 1.6%
72,792 Colgate-Palmolive Co. 6,766,744
Industrial Conglomerates – 1.8%
37,690 Honeywell International, Inc. 7,620,541
Industrial REITs – 1.2%
48,413 Prologis, Inc. REIT 5,349,153
Insurance – 2.5%
38,608 Allstate Corp. (The) 6,467,612
21,868 Marsh & McLennan Cos., Inc. 4,539,360
11,006,972
Interactive Media & Services – 2.1%
53,080 Alphabet, Inc., Class A* 9,156,300
Life Sciences Tools & Services – 2.3%
38,171 Danaher Corp. 9,802,313
Machinery – 4.0%
15,863 Caterpillar, Inc. 5,369,943
23,336 Illinois Tool Works, Inc. 5,664,814
70,356 Stanley Black & Decker, Inc. 6,132,932
17,167,689
Media – 0.8%
35,235 Omnicom Group, Inc. 3,275,446
Metals & Mining – 1.6%
134,225 Freeport-McMoRan, Inc. 7,077,684
Multi-Utilities – 3.0%
86,950 Ameren Corp. 6,379,522
105,282 CMS Energy Corp. 6,625,396
13,004,918
Oil, Gas & Consumable Fuels – 6.7%
37,896 Chesapeake Energy Corp. 3,445,883
43,074 EOG Resources, Inc. 5,364,867

GOLDMAN SACHS LARGE CAP VALUE FUND
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
145,412 Exxon Mobil Corp. $ 17,051,011
23,821 Phillips 66 3,385,202
29,246,963
Personal Care Products – 1.2%
268,903 Kenvue, Inc. 5,189,828
Pharmaceuticals – 4.9%
73,716 AstraZeneca PLC ADR (United
Kingdom) 5,751,322
140,187 Bristol-Myers Squibb Co. 5,760,284
65,440 Johnson & Johnson 9,598,085
21,109,691
Residential REITs – 1.3%
29,037 AvalonBay Communities, Inc.
REIT 5,594,849
Semiconductors & Semiconductor Equipment – 5.9%
23,387 Advanced Micro Devices, Inc.* 3,903,290
4,069 KLA Corp. 3,090,528
85,813 Marvell Technology, Inc. 5,904,792
48,926 Micron Technology, Inc. 6,115,750
34,399 Texas Instruments, Inc. 6,708,149
25,722,509
Software – 3.0%
48,117 Dynatrace, Inc.* 2,200,390
50,519 Oracle Corp. 5,920,322
20,622 Salesforce, Inc. 4,834,622
12,955,334
Specialized REITs – 1.3%
15,111 American Tower Corp. REIT 2,957,827
18,326 Extra Space Storage, Inc. REIT 2,653,055
5,610,882
Specialty Retail – 1.9%
101,013 Foot Locker, Inc. 2,801,091
23,829 Lowe’s Cos., Inc. 5,273,119
8,074,210
Technology Hardware, Storage & Peripherals – 1.6%
49,974 Dell Technologies, Inc., Class C 6,974,371
Textiles, Apparel & Luxury Goods – 1.2%
55,769 NIKE, Inc., Class B 5,300,843
TOTAL COMMON STOCKS
(Cost $331,331,174)
430,757,291
Shares Dividend Rate Value
aa
Investment Company – 0.6%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
2,780,012 5.227% $ 2,780,012
(Cost $2,780,012)
TOTAL INVESTMENTS – 99.9%
(Cost $334,111,186)
$ 433,537,303
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
431,779
NET ASSETS – 100.0%
$ 433,969,082
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.5%
Aerospace & Defense – 2.0%
40,908 L3Harris Technologies, Inc. $ 9,197,346
79,879 Woodward, Inc. 14,897,433
24,094,779
Automobiles – 1.1%
277,859 General Motors Co. 12,500,876
Banks – 4.6%
274,317 Citizens Financial Group, Inc. 9,680,647
148,243 East West Bancorp, Inc. 10,998,148
905,068 Huntington Bancshares, Inc. 12,598,547
87,606 M&T Bank Corp. 13,281,070
108,679 Pinnacle Financial Partners, Inc. 8,641,067
55,199,479
Beverages – 1.7%
161,047 Coca-Cola Europacific Partners
PLC (United Kingdom) 11,870,775
32,919 Constellation Brands, Inc., Class
A 8,237,321
20,108,096
Biotechnology – 1.3%
40,592 Biogen, Inc.* 9,130,764
660,005 Roivant Sciences Ltd.* 6,837,652
15,968,416
Building Products – 2.3%
102,692 Allegion PLC 12,509,939
44,199 Trane Technologies PLC 14,473,405
26,983,344
Capital Markets – 3.8%
124,386 KKR & Co., Inc. 12,791,856
221,626 Nasdaq, Inc. 13,082,583
153,677 Raymond James Financial, Inc. 18,863,852
44,738,291
Chemicals – 3.7%
204,195 Ashland, Inc. 20,454,213
75,257 Celanese Corp. 11,442,074
111,849 RPM International, Inc. 12,538,273
44,434,560
Communications Equipment – 0.7%
22,830 Motorola Solutions, Inc. 8,330,895
Construction Materials – 1.4%
28,909 Martin Marietta Materials, Inc. 16,538,261
Consumer Staples Distribution & Retail – 0.6%
96,627 Performance Food Group Co.* 6,725,239
Containers & Packaging – 1.8%
39,799 Avery Dennison Corp. 9,057,854
181,522 Ball Corp. 12,603,073
21,660,927
Electric Utilities – 2.1%
254,563 Eversource Energy 15,077,766
254,499 FirstEnergy Corp. 10,246,130
25,323,896
Electrical Equipment – 4.6%
121,753 AMETEK, Inc. 20,646,874
Shares Description Value
aa
Common Stocks – (continued)
Electrical Equipment – (continued)
75,843 GE Vernova, Inc.* $ 13,340,784
14,285 Hubbell, Inc. 5,555,294
57,699 Rockwell Automation, Inc. 14,859,223
54,402,175
Electronic Equipment, Instruments & Components – 2.5%
197,376 Cognex Corp. 8,984,555
56,868 Keysight Technologies, Inc.* 7,875,081
39,711 Zebra Technologies Corp., Class
A* 12,403,334
29,262,970
Entertainment – 1.0%
85,938 Electronic Arts, Inc. 11,419,441
Financial Services – 3.0%
352,766 Fidelity National Information
Services, Inc. 26,767,884
115,935 Voya Financial, Inc. 8,790,192
35,558,076
Food Products – 1.2%
220,030 Kraft Heinz Co. (The) 7,782,461
76,383 Lamb Weston Holdings, Inc. 6,743,855
14,526,316
Ground Transportation – 1.0%
34,453 Old Dominion Freight Line, Inc. 6,037,888
14,647 Saia, Inc.* 5,997,654
12,035,542
Health Care Equipment & Supplies – 3.3%
179,899 Cooper Cos., Inc. (The) 16,966,275
192,886 Zimmer Biomet Holdings, Inc. 22,210,823
39,177,098
Health Care Providers & Services – 1.2%
63,437 Cencora, Inc. 14,372,921
Health Care REITs – 2.4%
139,938 Alexandria Real Estate Equities,
Inc. REIT 16,652,622
242,367 Ventas, Inc. REIT 12,181,365
28,833,987
Hotels, Restaurants & Leisure – 2.0%
89,610 Royal Caribbean Cruises Ltd.* 13,233,605
75,999 Yum! Brands, Inc. 10,444,542
23,678,147
Household Durables – 2.0%
145,757 Lennar Corp., Class A 23,372,135
Independent Power and Renewable Electricity Producers – 1.7%
960,090 AES Corp. (The) 20,728,343
Industrial REITs – 0.4%
163,030 Americold Realty Trust, Inc.
REIT 4,348,010
Insurance – 5.8%
118,511 Allstate Corp. (The) 19,852,963
67,662 American Financial Group, Inc. 8,789,970
106,393 Arch Capital Group Ltd.* 10,919,114
41,883 Arthur J Gallagher & Co. 10,610,220

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Insurance – (continued)
65,209 Globe Life, Inc. $ 5,396,697
261,922 Unum Group 14,107,119
69,676,083
Life Sciences Tools & Services – 1.4%
11,779 Mettler-Toledo International,
Inc.* 16,538,776
Machinery – 7.0%
248,619 Fortive Corp. 18,507,198
40,923 IDEX Corp. 8,538,175
124,975 Ingersoll Rand, Inc. 11,628,924
95,140 ITT, Inc. 12,642,203
217,848 Stanley Black & Decker, Inc. 18,989,810
94,349 Xylem, Inc. 13,305,096
83,611,406
Metals & Mining – 2.0%
180,080 Steel Dynamics, Inc. 24,107,310
Multi-Utilities – 4.4%
562,878 CenterPoint Energy, Inc. 17,173,408
225,254 CMS Energy Corp. 14,175,234
731,031 NiSource, Inc. 21,243,761
52,592,403
Oil, Gas & Consumable Fuels – 6.4%
80,292 Chesapeake Energy Corp. 7,300,952
83,224 Diamondback Energy, Inc. 16,583,214
188,304 DT Midstream, Inc. 12,631,432
482,802 Marathon Oil Corp. 13,981,946
127,613 Phillips 66 18,135,083
67,076 Targa Resources Corp. 7,930,396
76,563,023
Passenger Airlines – 1.1%
253,345 United Airlines Holdings, Inc.* 13,424,752
Residential REITs – 3.1%
198,744 American Homes 4 Rent, Class
A REIT 7,162,734
103,050 AvalonBay Communities, Inc.
REIT 19,855,674
178,150 Equity LifeStyle Properties, Inc.
REIT 11,182,475
38,200,883
Semiconductors & Semiconductor Equipment – 3.8%
494,179 Marvell Technology, Inc. 34,004,457
93,477 MKS Instruments, Inc. 11,833,253
45,837,710
Software – 1.0%
117,968 Dynatrace, Inc.* 5,394,677
294,350 Klaviyo, Inc., Class A* 6,664,084
12,058,761
Specialized REITs – 3.5%
72,450 Digital Realty Trust, Inc. REIT 10,529,883
63,714 Extra Space Storage, Inc. REIT 9,223,876
734,778 VICI Properties, Inc. REIT 21,095,476
40,849,235
Shares Description Value
aa
Common Stocks – (continued)
Specialty Retail – 3.2%
259,017 Foot Locker, Inc. $ 7,182,542
18,218 RH* 4,954,021
91,136 Ross Stores, Inc. 12,737,167
34,379 Ulta Beauty, Inc.* 13,582,799
38,456,529
Technology Hardware, Storage & Peripherals – 0.7%
114,788 Western Digital Corp.* 8,642,389
Trading Companies & Distributors – 2.7%
153,629 Fastenal Co. 10,136,442
33,703 United Rentals, Inc. 22,561,125
32,697,567
TOTAL COMMON STOCKS
(Cost $953,745,416)
1,187,579,047
Shares Dividend Rate Value
aa
Investment Company – 0.4%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
4,830,642 5.227% 4,830,642
(Cost $4,830,642)
TOTAL INVESTMENTS – 99.9%
(Cost $958,576,058)
$ 1,192,409,689
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
857,984
NET ASSETS – 100.0%
$ 1,193,267,673
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.8%
Aerospace & Defense – 3.1%
378,087 Kratos Defense & Security
Solutions, Inc.* $ 8,219,611
200,742 Leonardo DRS, Inc.* 4,727,474
106,814 Loar Holdings, Inc.*
(a)
6,085,194
80,238 Moog, Inc., Class A 13,594,724
143,988 V2X, Inc.* 6,927,263
39,554,266
Automobile Components – 1.4%
315,479 Adient PLC* 8,909,127
377,327 Goodyear Tire & Rubber Co.
(The)* 4,644,895
86,098 Phinia, Inc. 3,853,747
17,407,769
Banks – 12.7%
276,823 Ameris Bancorp 13,827,309
286,336 Atlantic Union Bankshares Corp. 9,343,144
169,098 Banner Corp. 7,918,859
159,160 Community Financial System,
Inc. 7,235,414
279,557 ConnectOne Bancorp, Inc. 5,210,942
332,617 CVB Financial Corp. 5,501,485
570,061 Eastern Bankshares, Inc. 7,809,836
181,065 FB Financial Corp. 6,699,405
187,120 First Financial Bankshares, Inc. 5,609,858
232,196 First Merchants Corp. 7,674,078
191,059 Glacier Bancorp, Inc. 7,141,785
125,711 Heritage Financial Corp. 2,279,140
536,197 Home BancShares, Inc. 12,611,353
160,325 NBT Bancorp, Inc. 5,960,884
376,913 OceanFirst Financial Corp. 5,672,541
185,784 Origin Bancorp, Inc. 5,809,466
352,092 Pacific Premier Bancorp, Inc. 7,830,526
121,310 Pinnacle Financial Partners, Inc. 9,645,358
133,274 SouthState Corp. 10,303,413
110,437 Stock Yards Bancorp, Inc. 5,173,973
219,258 TriCo Bancshares 8,349,345
858,201 Valley National Bancorp 6,118,973
163,727,087
Beverages – 0.9%
491,054 Primo Water Corp. 11,078,178
Biotechnology – 2.5%
87,455 Agios Pharmaceuticals, Inc.* 3,178,115
112,325 Alkermes PLC* 2,628,405
68,644 Biohaven Ltd.* 2,409,405
59,405 Bridgebio Pharma, Inc.* 1,663,934
43,283 Celldex Therapeutics, Inc.* 1,441,324
50,886 Crinetics Pharmaceuticals, Inc.* 2,259,847
101,777 Dynavax Technologies Corp.*
(a)
1,220,306
79,600 Intellia Therapeutics, Inc.* 1,701,848
217,583 Iovance Biotherapeutics, Inc.* 1,932,137
239,762 Myriad Genetics, Inc.* 5,456,983
112,775 Relay Therapeutics, Inc.* 722,888
72,049 Syndax Pharmaceuticals, Inc.* 1,388,384
31,148 Ultragenyx Pharmaceutical, Inc.* 1,250,281
219,839 Veracyte, Inc.* 4,561,659
31,815,516
Shares Description Value
aa
Common Stocks – (continued)
Broadline Retail – 0.2%
29,688 Ollie's Bargain Outlet Holdings,
Inc.* $ 2,447,182
Building Products – 2.0%
81,094 AZZ, Inc. 6,802,165
504,248 Masterbrand, Inc.* 8,425,984
359,621 Zurn Elkay Water Solutions
Corp. 11,259,734
26,487,883
Capital Markets – 2.7%
166,388 Marex Group PLC (United
Kingdom)* 3,364,365
607,871 Perella Weinberg Partners 9,385,528
41,361 Piper Sandler Cos. 8,759,433
45,865 PJT Partners, Inc., Class A 4,892,420
96,733 Stifel Financial Corp. 7,830,536
34,232,282
Chemicals – 3.2%
92,780 Ashland, Inc. 9,293,773
190,146 Avient Corp. 8,495,723
247,445 Ecovyst, Inc.* 2,301,238
202,853 Element Solutions, Inc. 4,874,558
55,305 HB Fuller Co. 4,403,937
80,059 Minerals Technologies, Inc. 6,945,118
241,323 Tronox Holdings PLC 4,780,609
41,094,956
Commercial Services & Supplies – 0.5%
438,550 BrightView Holdings, Inc.* 6,056,375
Construction & Engineering – 2.4%
143,451 Arcosa, Inc. 12,610,777
215,592 Granite Construction, Inc. 13,429,226
92,695 Primoris Services Corp. 5,075,978
31,115,981
Construction Materials – 0.6%
105,757 Knife River Corp.* 7,478,077
Consumer Finance – 1.1%
151,172 Encore Capital Group, Inc.* 6,687,849
58,827 FirstCash Holdings, Inc. 6,936,880
13,624,729
Containers & Packaging – 0.6%
80,070 Greif, Inc., Class A 5,199,746
246,904 O-I Glass, Inc.* 3,133,211
8,332,957
Electric Utilities – 2.2%
58,176 IDACORP, Inc. 5,554,063
60,719 MGE Energy, Inc. 4,865,413
211,991 PNM Resources, Inc. 8,127,735
226,496 Portland General Electric Co. 10,092,662
28,639,873
Electronic Equipment, Instruments & Components – 3.5%
95,392 Benchmark Electronics, Inc. 4,108,533
80,251 CTS Corp. 4,249,291
64,242 Itron, Inc.* 6,909,227
545,302 Knowles Corp.* 9,553,691
37,945 Rogers Corp.* 4,477,510

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
125,111 Sanmina Corp.* $ 8,575,108
409,771 TTM Technologies, Inc.* 7,621,741
45,495,101
Energy Equipment & Services – 2.7%
145,129 Kodiak Gas Services, Inc. 3,998,304
294,068 Liberty Energy, Inc. 7,260,539
134,771 Noble Corp. PLC 6,261,461
455,514 Patterson-UTI Energy, Inc. 5,019,764
108,849 Seadrill Ltd. (Norway)* 5,645,997
61,600 Tidewater, Inc.* 6,365,128
34,551,193
Financial Services – 3.1%
587,894 MGIC Investment Corp. 12,345,774
169,640 Mr Cooper Group, Inc.* 14,147,976
76,615 PennyMac Financial Services,
Inc. 6,945,150
70,252 Walker & Dunlop, Inc. 6,743,489
40,182,389
Food Products – 0.9%
18,578 Lancaster Colony Corp. 3,446,219
128,954 Simply Good Foods Co. (The)* 4,963,440
205,199 Utz Brands, Inc. 3,804,389
12,214,048
Gas Utilities – 1.1%
45,545 Chesapeake Utilities Corp. 5,101,496
144,559 ONE Gas, Inc. 8,909,171
14,010,667
Ground Transportation – 0.4%
43,433 ArcBest Corp. 4,583,050
Health Care Equipment & Supplies – 2.1%
123,058 Enovis Corp.* 6,186,126
71,050 Globus Medical, Inc., Class A* 4,768,165
62,557 Integer Holdings Corp.* 7,584,411
55,777 Merit Medical Systems, Inc.* 4,526,303
102,226 QuidelOrtho Corp.* 4,517,367
27,582,372
Health Care Providers & Services – 1.4%
63,726 Acadia Healthcare Co., Inc.* 4,390,084
77,949 AMN Healthcare Services, Inc.* 4,360,467
645,059 NeoGenomics, Inc.* 8,843,759
17,594,310
Health Care Technology – 0.1%
212,825 Health Catalyst, Inc.* 1,411,030
Hotel & Resort REITs – 1.8%
504,304 Apple Hospitality REIT, Inc.
REIT 7,282,150
421,189 Pebblebrook Hotel Trust REIT 5,959,824
1,000,739 RLJ Lodging Trust REIT 9,987,375
23,229,349
Hotels, Restaurants & Leisure – 2.4%
143,212 Boyd Gaming Corp. 7,636,064
168,106 First Watch Restaurant Group,
Inc.* 3,308,326
Shares Description Value
aa
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
228,415 International Game Technology
PLC $ 4,508,912
136,294 Travel + Leisure Co. 5,988,758
60,759 United Parks & Resorts, Inc.* 3,177,088
96,214 Wyndham Hotels & Resorts, Inc. 6,808,103
31,427,251
Household Durables – 3.5%
24,074 Installed Building Products, Inc. 5,099,836
88,005 La-Z-Boy, Inc. 3,301,948
79,132 M/I Homes, Inc.* 9,885,169
111,381 Meritage Homes Corp. 19,642,039
189,568 Tri Pointe Homes, Inc.* 7,341,969
45,270,961
Industrial REITs – 1.7%
325,865 STAG Industrial, Inc. REIT 11,424,827
176,309 Terreno Realty Corp. REIT 9,975,563
21,400,390
Insurance – 3.6%
66,903 Bowhead Specialty Holdings,
Inc.* 1,793,000
222,413 CNO Financial Group, Inc. 6,381,029
32,390 Enstar Group Ltd.* 10,142,605
63,370 Hanover Insurance Group, Inc.
(The) 8,360,404
157,085 Kemper Corp. 9,399,966
266,961 Skyward Specialty Insurance
Group, Inc.* 9,962,985
46,039,989
IT Services – 1.2%
163,705 ASGN, Inc.* 15,373,537
Leisure Products – 0.4%
352,753 Topgolf Callaway Brands Corp.* 5,520,584
Life Sciences Tools & Services – 0.2%
111,222 Fortrea Holdings, Inc.* 2,823,926
Machinery – 5.5%
105,117 Columbus McKinnon Corp. 4,110,075
53,689 Enpro, Inc. 8,228,376
46,622 Federal Signal Corp. 4,290,156
1,036,856 Gates Industrial Corp. PLC* 18,062,032
327,708 REV Group, Inc. 8,982,476
125,163 SPX Technologies, Inc.* 17,450,225
56,475 Standex International Corp. 9,499,660
70,623,000
Media – 1.0%
100,990 John Wiley & Sons, Inc., Class A 3,681,086
28,249 Nexstar Media Group, Inc. 4,680,577
282,995 TEGNA, Inc. 4,219,455
12,581,118
Metals & Mining – 3.3%
34,728 Arch Resources, Inc. 6,040,241
83,119 Carpenter Technology Corp. 9,215,404
194,089 Commercial Metals Co. 10,931,093
423,384 Constellium SE* 9,174,731
91,326 Warrior Met Coal, Inc. 6,249,438

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Metals & Mining – (continued)
19,390 Worthington Steel, Inc. $ 639,676
42,250,583
Mortgage Real Estate Investment Trusts (REITs) – 1.1%
571,485 Ladder Capital Corp. REIT 6,389,202
394,636 PennyMac Mortgage Investment
Trust REIT 5,398,621
259,873 TPG RE Finance Trust, Inc.
REIT 2,229,710
14,017,533
Office REITs – 0.3%
115,433 Kilroy Realty Corp. REIT 3,870,468
Oil, Gas & Consumable Fuels – 7.0%
109,631 California Resources Corp. 5,191,028
60,946 Chord Energy Corp. 11,299,998
134,686 Civitas Resources, Inc. 9,907,502
444,003 DHT Holdings, Inc. 5,372,436
287,179 Equitrans Midstream Corp. 4,100,916
26,840 Gulfport Energy Corp.* 4,342,980
225,804 Murphy Oil Corp. 9,662,153
149,898 PBF Energy, Inc., Class A 6,944,774
204,822 Peabody Energy Corp. 5,075,489
618,291 Permian Resources Corp. 10,133,790
76,025 Scorpio Tankers, Inc. (Monaco) 6,239,372
195,085 SM Energy Co. 9,838,137
416,634 Uranium Energy Corp.* 2,974,767
91,083,342
Passenger Airlines – 0.1%
327,383 JetBlue Airways Corp.* 1,830,071
Professional Services – 0.8%
765,856 Alight, Inc., Class A* 5,935,384
34,962 ICF International, Inc. 4,990,825
10,926,209
Real Estate Management & Development – 0.6%
728,682 Newmark Group, Inc., Class A 7,585,580
Residential REITs – 0.6%
457,565 Independence Realty Trust, Inc.
REIT 7,641,336
Retail REITs – 2.3%
763,423 Acadia Realty Trust REIT 13,161,413
1,152,231 SITE Centers Corp. REIT 16,615,171
29,776,584
Semiconductors & Semiconductor Equipment – 3.0%
248,690 Amkor Technology, Inc. 8,104,807
180,475 Cohu, Inc.* 5,818,514
130,926 Ichor Holdings Ltd.* 4,973,879
35,118 MACOM Technology Solutions
Holdings, Inc.* 3,551,834
15,424 Onto Innovation, Inc.* 3,342,381
250,474 Semtech Corp.* 9,740,934
36,176 Synaptics, Inc.* 3,390,053
38,922,402
Software – 0.7%
104,510 LiveRamp Holdings, Inc.* 3,270,118
Shares Description Value
aa
Common Stocks – (continued)
Software – (continued)
127,927 Tenable Holdings, Inc.* $ 5,397,240
8,667,358
Specialty Retail – 3.0%
81,937 Academy Sports & Outdoors,
Inc. 4,726,945
33,780 Asbury Automotive Group, Inc.* 7,940,665
197,252 Foot Locker, Inc. 5,469,798
27,175 Group 1 Automotive, Inc. 8,450,881
76,710 Signet Jewelers Ltd. 8,398,978
89,431 Valvoline, Inc.* 3,630,899
38,618,166
Textiles, Apparel & Luxury Goods – 1.1%
51,035 Crocs, Inc.* 7,943,088
78,001 Kontoor Brands, Inc. 5,720,593
13,663,681
Trading Companies & Distributors – 2.0%
138,891 Beacon Roofing Supply, Inc.* 13,480,760
49,350 Boise Cascade Co. 6,775,262
36,324 Herc Holdings, Inc. 5,269,523
25,525,545
Wireless Telecommunication Services – 0.2%
127,748 Telephone and Data Systems,
Inc. 2,540,908
TOTAL COMMON STOCKS
(Cost $947,435,668)
1,271,927,142
a
Exchange-Traded Fund – 0.7%
56,328 iShares Russell 2000 Value ETF
(Cost $8,461,221)
8,780,409
Shares Dividend Rate Value
aa
Investment Company – 0.5%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
6,459,103 5.227% 6,459,103
(Cost $6,459,103)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $962,355,992)
1,287,166,654

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
**End swaps header**
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.3%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
4,018,160 5.227% $ 4,018,160
(Cost $4,018,160)
TOTAL INVESTMENTS – 100.3%
(Cost $966,374,152)
$ 1,291,184,814
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.3)%
(3,802,985)
NET ASSETS – 100.0%
$ 1,287,381,829
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
All or a portion of security is on loan.
(b)
Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS SMALL/MID CAP VALUE FUND
Schedule of Investments
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.3%
Aerospace & Defense – 1.6%
8,405 Curtiss-Wright Corp. $ 2,377,102
Automobile Components – 1.2%
24,910 Adient PLC* 703,458
8,543 Autoliv, Inc. (Sweden) 1,089,831
1,793,289
Banks – 7.9%
22,200 Commerce Bancshares, Inc. 1,235,208
26,125 East West Bancorp, Inc. 1,938,214
20,104 Glacier Bancorp, Inc. 751,488
16,512 Pinnacle Financial Partners, Inc. 1,312,869
33,884 Prosperity Bancshares, Inc. 2,110,973
15,893 SouthState Corp. 1,228,688
33,973 Webster Financial Corp. 1,502,286
16,453 Wintrust Financial Corp. 1,622,430
11,702,156
Biotechnology – 0.6%
7,643 Exact Sciences Corp.* 347,374
1,755 United Therapeutics Corp.* 482,853
830,227
Broadline Retail – 0.8%
25,104 Macy’s, Inc. 489,026
9,254 Ollie's Bargain Outlet Holdings,
Inc.* 762,807
1,251,833
Building Products – 1.5%
5,899 Advanced Drainage Systems,
Inc. 1,023,418
40,024 Zurn Elkay Water Solutions
Corp. 1,253,151
2,276,569
Capital Markets – 3.1%
5,832 Evercore, Inc., Class A 1,183,546
38,546 Jefferies Financial Group, Inc. 1,793,160
20,243 Stifel Financial Corp. 1,638,671
4,615,377
Chemicals – 2.5%
16,081 Ashland, Inc. 1,610,834
8,126 HB Fuller Co. 647,073
13,133 RPM International, Inc. 1,472,209
3,730,116
Communications Equipment – 0.8%
23,755 Ciena Corp.* 1,144,278
Construction & Engineering – 2.6%
28,098 AECOM 2,454,080
15,786 Arcosa, Inc. 1,387,747
3,841,827
Consumer Finance – 1.6%
13,469 Encore Capital Group, Inc.* 595,868
5,651 FirstCash Holdings, Inc. 666,366
23,231 OneMain Holdings, Inc. 1,141,107
2,403,341
Shares Description Value
aa
Common Stocks – (continued)
Consumer Staples Distribution & Retail – 1.2%
14,959 BJ's Wholesale Club Holdings,
Inc.* $ 1,317,439
7,429 Performance Food Group Co.* 517,059
1,834,498
Containers & Packaging – 2.5%
4,138 Avery Dennison Corp. 941,767
22,663 Crown Holdings, Inc. 1,907,998
33,167 Graphic Packaging Holding Co. 939,290
3,789,055
Diversified Telecommunication Services – –%
3,739 GCI Liberty, Inc., Class A*
(a)
—
Electric Utilities – 2.2%
11,108 IDACORP, Inc. 1,060,481
26,740 PNM Resources, Inc. 1,025,212
25,979 Portland General Electric Co. 1,157,624
3,243,317
Electrical Equipment – 2.5%
2,794 Hubbell, Inc. 1,086,558
10,337 nVent Electric PLC 841,225
12,457 Regal Rexnord Corp. 1,862,820
3,790,603
Electronic Equipment, Instruments & Components – 4.3%
18,499 Cognex Corp. 842,075
16,519 Coherent Corp.* 942,574
48,385 Knowles Corp.* 847,705
4,674 Littelfuse, Inc. 1,199,349
12,958 Sanmina Corp.* 888,141
12,837 TD SYNNEX Corp. 1,679,593
6,399,437
Energy Equipment & Services – 1.2%
14,166 Noble Corp. PLC 658,153
23,045 Seadrill Ltd. (Norway)* 1,195,344
1,853,497
Financial Services – 3.5%
70,007 MGIC Investment Corp. 1,470,147
19,043 Mr Cooper Group, Inc.* 1,588,186
14,592 PennyMac Financial Services,
Inc. 1,322,765
11,781 Voya Financial, Inc. 893,235
5,274,333
Food Products – 1.0%
15,140 Darling Ingredients, Inc.* 611,656
22,327 Simply Good Foods Co. (The)* 859,366
1,471,022
Gas Utilities – 0.8%
18,762 ONE Gas, Inc. 1,156,302
Ground Transportation – 1.4%
4,397 ArcBest Corp. 463,971
3,918 Saia, Inc.* 1,604,343
2,068,314
Health Care Equipment & Supplies – 2.3%
27,370 DENTSPLY SIRONA, Inc. 766,634
19,872 Enovis Corp.* 998,965

GOLDMAN SACHS SMALL/MID CAP VALUE FUND
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
15,221 Globus Medical, Inc., Class A* $ 1,021,481
15,373 QuidelOrtho Corp.* 679,333
3,466,413
Health Care Providers & Services – 2.5%
14,949 Acadia Healthcare Co., Inc.* 1,029,837
52,423 NeoGenomics, Inc.* 718,720
14,137 Tenet Healthcare Corp.* 1,911,605
3,660,162
Hotel & Resort REITs – 0.9%
138,272 RLJ Lodging Trust REIT 1,379,955
Hotels, Restaurants & Leisure – 3.5%
19,565 Boyd Gaming Corp. 1,043,206
9,019 Hyatt Hotels Corp., Class A 1,330,032
18,279 Travel + Leisure Co. 803,179
14,309 United Parks & Resorts, Inc.* 748,218
18,641 Wyndham Hotels & Resorts, Inc. 1,319,037
5,243,672
Household Durables – 3.3%
11,046 Meritage Homes Corp. 1,947,962
15,112 PulteGroup, Inc. 1,772,940
2,915 TopBuild Corp.* 1,218,324
4,939,226
Independent Power and Renewable Electricity Producers – 0.4%
5,601 Vistra Corp. 554,947
Industrial REITs – 1.0%
44,093 STAG Industrial, Inc. REIT 1,545,901
Insurance – 3.5%
11,864 American Financial Group, Inc. 1,541,252
30,590 CNO Financial Group, Inc. 877,627
9,059 Globe Life, Inc. 749,723
22,532 Kemper Corp. 1,348,315
7,695 Selective Insurance Group, Inc. 751,109
5,268,026
Interactive Media & Services – 0.2%
6,257 IAC, Inc.* 311,536
IT Services – 1.2%
18,987 ASGN, Inc.* 1,783,069
Leisure Products – 0.6%
2,414 Brunswick Corp. 199,228
43,339 Topgolf Callaway Brands Corp.* 678,255
877,483
Life Sciences Tools & Services – 0.8%
12,281 Bruker Corp. 804,528
2,657 Repligen Corp.* 396,132
1,200,660
Machinery – 5.6%
7,420 Crane Co. 1,106,174
9,237 Esab Corp. 949,748
131,101 Gates Industrial Corp. PLC* 2,283,779
24,909 Pentair PLC 2,027,095
13,674 SPX Technologies, Inc.* 1,906,429
8,273,225
Shares Description Value
aa
Common Stocks – (continued)
Media – 1.3%
9,253 John Wiley & Sons, Inc., Class A $ 337,272
15,539 Liberty Media Corp.-Liberty
SiriusXM* 352,114
5,892 Nexstar Media Group, Inc. 976,245
18,836 TEGNA, Inc. 280,845
1,946,476
Metals & Mining – 3.1%
7,899 Alcoa Corp. 349,689
7,220 Carpenter Technology Corp. 800,481
18,757 Commercial Metals Co. 1,056,394
5,258 Reliance, Inc. 1,581,501
6,277 Royal Gold, Inc. 804,649
4,592,714
Mortgage Real Estate Investment Trusts (REITs) – 0.5%
61,403 Ladder Capital Corp. REIT 686,486
Office REITs – 0.4%
21,486 Highwoods Properties, Inc. REIT 557,991
Oil, Gas & Consumable Fuels – 4.5%
5,540 Chord Energy Corp. 1,027,172
24,720 EQT Corp. 1,015,745
13,620 HF Sinclair Corp. 752,233
38,443 Marathon Oil Corp. 1,113,309
51,341 Range Resources Corp. 1,894,996
7,036 Targa Resources Corp. 831,866
6,635,321
Passenger Airlines – 0.1%
32,643 JetBlue Airways Corp.* 182,474
Pharmaceuticals – 0.6%
15,958 Catalent, Inc.* 858,381
Professional Services – 3.1%
4,152 CACI International, Inc., Class
A* 1,762,441
43,661 KBR, Inc. 2,866,781
4,629,222
Real Estate Management & Development – 0.7%
4,799 Jones Lang LaSalle, Inc.* 969,734
Residential REITs – 1.1%
43,668 American Homes 4 Rent, Class
A REIT 1,573,795
Retail REITs – 2.4%
37,663 Regency Centers Corp. REIT 2,312,508
90,622 SITE Centers Corp. REIT 1,306,769
3,619,277
Semiconductors & Semiconductor Equipment – 2.9%
10,991 Entegris, Inc. 1,388,713
7,540 MACOM Technology Solutions
Holdings, Inc.* 762,596
9,387 MKS Instruments, Inc. 1,188,300
26,314 Semtech Corp.* 1,023,351
4,362,960
Software – 0.7%
6,467 Procore Technologies, Inc.* 434,130

GOLDMAN SACHS SMALL/MID CAP VALUE FUND
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Software – (continued)
15,994 Tenable Holdings, Inc.* $ 674,787
1,108,917
Specialized REITs – 0.9%
32,937 CubeSmart REIT 1,393,564
Specialty Retail – 1.8%
9,967 Academy Sports & Outdoors,
Inc. 574,996
26,846 Foot Locker, Inc. 744,440
4,181 Group 1 Automotive, Inc. 1,300,207
2,619,643
Textiles, Apparel & Luxury Goods – 1.4%
8,450 Crocs, Inc.* 1,315,158
10,575 Kontoor Brands, Inc. 775,570
2,090,728
Trading Companies & Distributors – 2.2%
16,196 Beacon Roofing Supply, Inc.* 1,571,984
5,867 Boise Cascade Co. 805,480
14,516 Core & Main, Inc., Class A* 835,541
3,213,005
TOTAL COMMON STOCKS
(Cost $117,747,364)
146,391,456
Shares Dividend Rate Value
aa
Investment Company – 1.5%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
2,241,359 5.227% 2,241,359
(Cost $2,241,359)
TOTAL INVESTMENTS – 99.8%
(Cost $119,988,723)
$ 148,632,815
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.2%
233,446
NET ASSETS – 100.0%
$ 148,866,261
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Goldman Sachs Fundamental Equity Value Funds
Schedule of Investments
May 31, 2024 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation
Procedures.
A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/
ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs Fundamental Equity Value Funds
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds
(“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying
ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level
2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.
B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31,
2024:
Equity Income Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 14,507,666 $ — $ —
North America 359,979,989 — —
Oceania 5,669,968 — —
Total
$ 380,157,623 $ — $ —
€ 1.00 € 1.00 € 1.00
Focused Value Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 1,766,841 $ — $ —
North America 52,154,250 — —
Investment Company 1,059,324 — —
Total
$ 54,980,415 $ — $ —
€ 1.00 € 1.00 € 1.00
Large Cap Value Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 5,751,322 $ — $ —
North America 425,005,969 — —
Investment Company 2,780,012 — —
Total
$ 433,537,303 $ — $ —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity Value Funds
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
D. Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
(“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
€ 1.00 € 1.00 € 1.00
Mid Cap Value Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 11,870,775 $ — $ —
North America 1,175,708,272 — —
Investment Company 4,830,642 — —
Total
$ 1,192,409,689 $ — $ —
€ 1.00 € 1.00 € 1.00
Small Cap Value Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 15,249,734 $ — $ —
North America 1,256,677,408 — —
Exchange-Traded Fund 8,780,409 — —
Investment Company 6,459,103 — —
Securities Lending Reinvestment Vehicle 4,018,160 — —
Total
$ 1,291,184,814 $ — $ —
€ 1.00 € 1.00 € 1.00
Small/Mid Cap Value Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 2,285,175 $ — $ —
North America 144,106,281 — —
Investment Company 2,241,359 — —
Total
$ 148,632,815 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity Value Funds
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
The Funds invest the cash collateral received in connection with securities lending transactions in the Government Money Market
Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.
Investment Style Risk
—
Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Growth investing is an example of an investment style. Growth companies are often expected by investors to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stocks inordinately even if earnings showed an absolute increase.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity Value Funds
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Mid-Cap and Small-Cap Risk
—
Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Non-Diversification Risk — The Focused Value Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
REIT Risk
—
Risks associated with investments in the real estate industry (such as REITs) include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)